ORGANIZATION	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION
NOTE 1—ORGANIZATION
Match Group, Inc., through its portfolio companies, is a leading provider of dating products available globally. Our portfolio of brands includes Tinder®, Match®, Meetic®, OkCupid®, Hinge®, Pairs™, PlentyOfFish®, and OurTime®, as well as a number of other brands, each designed to increase our users’ likelihood of finding a meaningful connection. Through our portfolio companies and their trusted brands, we provide tailored products to meet the varying preferences of our users. Our products are available in over 40 languages to our users all over the world. Match Group has one operating segment, Dating, which is managed as a portfolio of dating brands.
Separation of Match Group and IAC
On June 30, 2020, the companies formerly known as Match Group, Inc. (referred to as “Former Match Group”) and IAC/InterActiveCorp (referred to as “Former IAC”) completed the separation of the Company from IAC through a series of transactions that resulted in two, separate public companies—(1) Match Group, which consists of the businesses of Former Match Group and certain financing subsidiaries previously owned by Former IAC, and (2) IAC/InterActiveCorp, formerly known as IAC Holdings, Inc. (“IAC”), consisting of Former IAC’s businesses other than Match Group (the “Separation”). See “Note 8—Shareholders’ Equity” for additional information about the series of transactions.
As used herein, “Match Group,” the “Company,” “we,” “our,” “us,” and similar terms refer to Match Group, Inc. and its subsidiaries after the completion of the Separation, unless the context indicates otherwise.
The following diagram illustrates the simplified organizational and ownership structure immediately prior to the Separation.
Under the terms of the Transaction Agreement (the “Transaction Agreement”) dated as of December 19, 2019 and amended as of April 28, 2020 and as further amended as of June 22, 2020, Former Match Group merged with and into Match Group Holdings II, LLC (“MG Holdings II”), an indirect wholly-owned subsidiary of Match Group, with MG Holdings II surviving the merger as an indirect wholly-owned subsidiary of Match Group. Former Match Group stockholders (other than Former IAC) received, through the merger, in exchange for each outstanding share of Former Match Group common stock that they held, one share of Match Group common stock and, at the holder’s election, either (i) $3.00 in cash or (ii) a fraction of a share of Match Group common stock with a value of $3.00 (calculated pursuant to the Transaction Agreement). As a result of the merger and other transactions contemplated by the Transaction Agreement, Former Match Group stockholders (other than Former IAC) became stockholders of the Company.
The following diagram illustrates the simplified organizational and ownership structures of IAC and Match Group immediately after the Separation.